Schedule of shares distributed (Details)	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Shares outstanding	797,207,834
Percent of shares outstanding	100.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	902,166
Percent of shares outstanding	0.11%
Authorised [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,152,937,970
Novonor member
Disclosure of classes of share capital [line items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.33%
Petrobras member
Disclosure of classes of share capital [line items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Adrs member
Disclosure of classes of share capital [line items]
Shares outstanding	35,476,394	[1]
Percent of shares outstanding	4.45%	[1]
Other2 member
Disclosure of classes of share capital [line items]
Shares outstanding	167,123,462
Percent of shares outstanding	20.96%
Total member
Disclosure of classes of share capital [line items]
Shares outstanding	796,305,668
Percent of shares outstanding	99.89%
Common shares member
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common shares member | Authorised [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	535,661,731
Common shares member | Novonor member
Disclosure of classes of share capital [line items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Common shares member | Petrobras member
Disclosure of classes of share capital [line items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Common shares member | Other member
Disclosure of classes of share capital [line items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Common shares member | Total member
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652,000
Percent of shares outstanding	100.00%
Class a preference shares member
Disclosure of classes of share capital [line items]
Shares outstanding	345,060,392
Percent of shares outstanding	100.00%
Class a preference shares member | Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	902,166
Percent of shares outstanding	0.26%
Class a preference shares member | Authorised [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	616,682,421
Class a preference shares member | Novonor member
Disclosure of classes of share capital [line items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Class a preference shares member | Petrobras member
Disclosure of classes of share capital [line items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Class a preference shares member | Adrs member
Disclosure of classes of share capital [line items]
Shares outstanding	35,476,394	[1]
Percent of shares outstanding	10.28%	[1]
Class a preference shares member | Other member
Disclosure of classes of share capital [line items]
Shares outstanding	153,737,595
Percent of shares outstanding	44.55%
Class a preference shares member | Total member
Disclosure of classes of share capital [line items]
Shares outstanding	344,158,226
Percent of shares outstanding	99.74%
Class b preference shares member
Disclosure of classes of share capital [line items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Class b preference shares member | Authorised [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	593,818
Class b preference shares member | Other member
Disclosure of classes of share capital [line items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Class b preference shares member | Total member
Disclosure of classes of share capital [line items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%

[1]	American Depository Receipt